Dividends - Summary of Dividends Paid and Proposed (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€)
5% Percentage Cumulative preference shares
Disclosure of Dividends [line items]
Preference dividends | €		€ 3,175		€ 3,175		€ 3,175
Cumulative preference shares percentage		5.00%
7% 'A' cumulative preference shares
Disclosure of Dividends [line items]
Preference dividends | €		€ 77,521		€ 77,521		€ 77,521
Cumulative preference shares percentage		7.00%
Final Dividends
Disclosure of Dividends [line items]
Equity dividends paid per ordinary share (Dollar per share)	$ 0.98		$ 0.93		$ 0.70
Dividends proposed per ordinary share (Dollar per share)	1.03		0.98		0.93
Interim Dividends
Disclosure of Dividends [line items]
Equity dividends paid per ordinary share (Dollar per share)	$ 0.24		$ 0.23		$ 0.22